Income Taxes, Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets [Abstract]
Inventoried costs	$ 44	$ 53
Compensation and benefits	94	139
Pension and postretirement benefits	281	413
Loss carryforwards	12	19
Tax credit carryforwards	5	6
Other	57	87
Deferred tax assets	493	717
Less: valuation allowance	(10)	(12)
Deferred tax assets, net of valuation allowance	483	705
Deferred tax liabilities [Abstract]
Goodwill and other intangible assets	(514)	(722)
Income recognition on contracts in process	(24)	(22)
Property, plant and equipment	(59)	(93)
Other	(41)	(55)
Deferred tax liabilities	(638)	(892)
Total deferred tax liabilities, net of valuation allowance	$ (155)	$ (187)